Condensed Statement of Operations - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 7,948	$ 478,573	$ 87,220	$ 1,012,448
Loss from operations	(7,948)	(478,573)	(87,220)	(1,012,448)
Other income/(expense)
Interest earned on cash and marketable securities held in Trust Account		119,996	7,153	31,308
Offering costs allocated to warrants		0	(849,993)	(868,131)
Excess of Private Warrants fair value over purchase price		0	(3,097,200)	(3,097,200)
Change in fair value of warrant liability		10,259,653	(874,300)	3,911,091
Unrealized gain — treasury bills		19,810	0
Total other income/(expense)		10,399,459	(4,814,340)	(22,932)
Formation and operating costs	(7,948)
Net income (loss)	$ (7,948)	$ 9,920,886	$ (4,901,560)	$ (1,035,380)
Basic and diluted weighted average shares outstanding; Class A ordinary shares		34,500,000	12,650,000	29,112,329
Basic and diluted net income (loss) per share, Class A ordinary shares	$ 0	$ 0.23	$ (0.24)	$ (0.03)
Basic and diluted weighted average shares outstanding, Class B ordinary shares	7,500,000	8,625,000	7,912,500	8,449,315
Basic and diluted net income (loss) per share, Class B ordinary shares	$ 0	$ 0.23	$ (0.24)	$ (0.03)